Business Combinations	12 Months Ended
Dec. 31, 2017
Business Combinations1 [Abstract]
Business Combination
BUSINESS COMBINATIONS

2017
Coyle containerboard converting plants
On November 30, 2017, the Containerboard Packaging segment purchased, from the Coyle family, three converting plants located in Ontario and specialized in the manufacturing of boxes and specialty products. Total consideration was $30 million and consisted of $25 million in cash, a non-cash provision of $1 million as at December 31, 2017, for working capital purchase price adjustment and $4 million of assumed debts. The excess of the consideration paid over the net fair value of the assets acquired resulted in a tax-deductible goodwill of $3 million and has been allocated to Containerboard Packaging segment CGU. The transaction is expected to create synergies since a significant portion of their procurement is realized through our newly acquired Tencorr joint venture, which has a supply agreement with Greenpac.

The $12 million fair value of accounts receivables is equal to gross contractual cash flows, which are all expected to be collected.

The purchase price is preliminary as of December 31, 2017.

Assets acquired and liabilities assumed were as follows:

(in millions of Canadian dollars)		2017
	BUSINESS SEGMENT:	CONTAINERBOARD PACKAGING
	ACQUIRED COMPANY:	Coyle Plants
Fair values of identifiable assets acquired and liabilities assumed:
Accounts receivable		12
Inventories		1
Property, plant and equipment		10
Intangible assets with finite useful life (client list)		7
Goodwill		4
Total assets		34

Trade and other payables		(4)
Current portion of long-term debt		(1)
Long-term debt		(3)
Net assets acquired		26

Cash paid		25
Non-cash provision for working capital purchase price adjustment		1
Total consideration		26

On a stand-alone basis, the acquired business, since the date of acquisition, represents sales amounting to $4 million and the contribution to net earnings attributable to Shareholders is nil. Had the acquisition occurred on January 1, 2017, consolidated sales would have been $4,369 million and consolidated net earnings attributable to Shareholders would have been $506 million. These estimates are based on the assumption that fair value adjustments made as at the acquisition date would have been the same had the acquisition occurred on January 1, 2017.

Greenpac Holding LLC
On April 4, 2017, Cascades and its partners in Greenpac Holding LLC (Greenpac) agreed to modify the equity holders' agreement. These modifications enable Cascades to direct decisions about relevant activities. Therefore, from an accounting standpoint, Cascades now has control over Greenpac, which triggers its deemed acquisition and thus fully consolidates Greenpac starting April 4, 2017.

There is no cash consideration for the acquisition and there is no change of participation of each partner in Greenpac. Consideration transferred for the acquisition was the fair value of Cascades' investment in Greenpac based on the income approach less net liabilities with acquiree, which settled as a result of the transaction. The excess of the consideration over the net fair value of the assets acquired and the liabilities assumed resulted in a non-deductible goodwill of $190 million and has been allocated to the Containerboard Packaging segment CGU. The consolidation enables Cascades to better reflect its presence in the North American containerboard market.

One of the partners in Greenpac has a put option whereby the partner can require other partners or Greenpac itself to repurchase its shares at a price including a predetermined return on its investment. Under IFRS, this option gives the equity participation of this partner the characteristics of liability more than equity. As such, this partner's participation is classified in the current portion of other liabilities at an initial fair value of $85 million at the acquisition date.

For accounting purposes, the Corporation's share of Greenpac stands at 82.83% as at December 31, 2017, (78.3% for the period of April 4 to November 30, 2017) while legal ownership is 59.7%. The Corporation records income taxes on 71.8% of Greenpac's profit before taxes, as it is a flow-through entity for tax purposes (62.5% for the period of April 4 to November 30, 2017). See Note 8 for details.

The change in control provides for the revaluation of the previously held interest to its fair market value. As such, a gain of $156 million was recognized in the consolidated statement of earnings in the second quarter. Also, consequent to the acquisition, our share of accumulated other comprehensive loss components of Greenpac totaling $4 million on and included in Cascades' consolidated balance sheet prior to the acquisition were reclassified to net earnings. These two items are presented in line item “Fair value revaluation gain on investments” in the consolidated statement of earnings.

The Corporation has reversed its deferred income tax liability related to its Greenpac investment and recorded an income tax recovery of $70 million. The investment in Greenpac is considered as the consideration transferred for the Greenpac acquisition and, as a result, is accounted for as a deemed disposal for tax accounting purposes.

Since the date of acquisition, Greenpac has generated sales of $200 million and net earnings of $17 million. Had the acquisition occurred on January 1, 2017, consolidated sales year-to-date would have been $4,392 million while consolidated net earnings attributable to Shareholders would have been approximately the same, since the Corporation was previously recording its share of results in Greenpac. These estimates are based on the assumption that the fair value adjustments that arose on the date of acquisition would have been the same had the acquisition occurred on January 1, 2017.

The $20 million fair value of accounts receivables is equal to gross contractual cash flows, which are all expected to be collected.

The purchase price allocation of Greenpac was finalized during the third quarter of 2017.
Assets acquired and liabilities assumed were as follows:

(in millions of Canadian dollars)		2017
	BUSINESS SEGMENT:	CONTAINERBOARD PACKAGING
	ACQUIRED COMPANY:	Greenpac Holding LLC
Fair values of identifiable assets acquired and liabilities assumed:
Cash and cash equivalents		34
Accounts receivable		20
Inventories		23
Current portion of financial assets		4
Property, plant and equipment		512
Financial assets		16
Intangible assets with finite useful life (client list)		39
Goodwill		190
Total assets		838

Trade and other payables		(39)
Current portion of long-term debt		(15)
Current portion of financial liabilities and other liabilities		(90)
Long-term debt		(238)
Financial liabilities		(4)
Deferred income tax liabilities		(91)
Net assets acquired		361
Non-controlling interests		(57)
		304
Total non-cash consideration
Previously held interest		187
Revaluation gain on previously held interest on April 4, 2017		156
Settlement of net liabilities with acquiree before the transaction		(39)
		304

On November 30, 2017, the Corporation increased its participation in Containerboard Partners (Ontario) Inc. from 23% to 53% through the acquisition of 90 common shares for a cash consideration of US$15 million ($19 million). The transaction increases the Corporation's indirect ownership in Greenpac to 6.4% from 3.6%. Since there are no activities in Containerboard Partners (Ontario) Inc. other than its investment in Greenpac, the transaction is accounted as the acquisition of a non-controlling interest.

2016
Rand-Whitney Newtown Plant
On May 31, 2016, the Containerboard Packaging segment purchased from Rand-Whitney Container LLC its corrugated products plant located in Newtown, Connecticut. A total consideration of $18 million was paid by the Corporation and consisted of $15 million (US$12 million) in cash and certain assets of our corrugated containerboard plant located in Thompson, Connecticut, valued at $3 million. The excess of the consideration paid over the net fair value of the assets acquired resulted in a tax-deductible goodwill of $7 million and has been allocated to Containerboard Packaging segment CGU. This acquisition was concluded to create synergies.

The purchase price was finalized on September 30, 2016.

Assets acquired were as follows:

(in millions of Canadian dollars)		2016
	BUSINESS SEGMENT:	CONTAINERBOARD PACKAGING
	ACQUIRED COMPANY:	Rand-Whitney Newtown Plant
Fair values of identifiable assets acquired:
Property, plant and equipment		10
Client list		1
Goodwill		7
		18

Cash paid		15
Fair market value of assets exchanged		3
Total consideration		18

In addition to the purchase price paid to Rand-Whitney, the Corporation also incurred transaction fees amounting to $1 million.

In 2016, on a stand-alone basis and since the date of acquisition, Newtown generated sales amounting to $35 million and the contribution to net earnings attributable to Shareholders was nil. Had the acquisition occurred on January 1, 2016, consolidated sales would have been $60 million higher and consolidated net earnings attributable to Shareholders would have remained unchanged for the year. These estimates are based on the assumption that fair value adjustments made as at the acquisition date would have been the same had the acquisition occurred on January 1, 2016.